Revenue - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,089,132	$ 1,614,173	$ 1,210,127
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,028,481	802,499	603,959
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	901,389	700,893	528,804
Other Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127,092	101,606	75,155
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	826,445	633,735	474,712
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	139,411	110,887	86,027
Other EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	687,034	522,848	388,685
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 234,206	$ 177,939	$ 131,456